Average Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2065 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2065 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.80%)
Since Inception	(7.09%)
Fidelity Freedom Blend 2065 Fund - Premier Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.86%)
Since Inception	(8.88%)
Fidelity Freedom Blend 2065 Fund - Premier Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.48%)
Since Inception	(5.50%)
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	(1.86%)	[1]
IXX3K
Average Annual Return:
Past 1 year	(18.17%)
Since Inception	(6.23%)	[1]

[1]	AFrom April 6, 2021.